Due to Banks (Tables)	12 Months Ended
Dec. 31, 2023
Categories of financial liabilities [abstract]
Summary of Due to Banks

	2022	2023
Recorded at amortized cost:
Repurchase agreements	16,119	154
Time deposits of banks and other financial institutions	313	-

Total due to banks	16,432	154